                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND

                      Supplement to the Current Prospectus


         During the period from February 2, 1998 through May 1, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay FSC Securities Corporation 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay FSC Securities Corporation an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.


                The date of this Supplement is February 2, 1998.

                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND

                      Supplement to the Current Prospectus


         During the period from February 2, 1998 through May 1, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Royal Alliance Associates 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Royal Alliance Associates an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                The date of this Supplement is February 2, 1998.

                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND

                      Supplement to the Current Prospectus


         During the period from February 2, 1998 through May 1, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay SunAmerica Securities, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay SunAmerica Securities, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                The date of this Supplement is February 2, 1998.

                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND

                      Supplement to the Current Prospectus


         During the period from February 2, 1998 through May 1, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Investment Management and Research, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Investment Management and Research, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                The date of this Supplement is February 2, 1998.

                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND

                      Supplement to the Current Prospectus


         During the period from February 2, 1998 through May 1, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Advantage Capital Corporation 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Advantage Capital Corporation an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                The date of this Supplement is February 2, 1998.

                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND

                      Supplement to the Current Prospectus


         During the period from February 2, 1998 through May 1, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Mutual Service Corporation 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Mutual Service Corporation an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                The date of this Supplement is February 2, 1998.

                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND

                      Supplement to the Current Prospectus


         During the period from February 2, 1998 through May 1, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Titon Value Equities Group, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Titon Value Equities Group, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                The date of this Supplement is February 2, 1998.